Schedule of investments
Nomura Real Estate Securities Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.27%♣
Internet Services & Infrastructure — 1.71%
NEXTDC †	169,479	$ 1,411,078
		1,411,078
REIT Asset Management & CustodyBanks — 3.38%
DigitalBridge Group	181,848	2,789,548
		2,789,548
REIT Data Center — 12.97%
Digital Realty Trust	7,586	1,173,630
Equinix	12,421	9,516,473
		10,690,103
REIT Healthcare — 19.03%
American Healthcare REIT	52,680	2,479,121
Ventas	50,561	3,912,410
Welltower	50,114	9,301,660
		15,693,191
REIT Hotel — 3.59%
Hyatt Hotels Class A	2,538	406,892
Ryman Hospitality Properties	15,198	1,438,035
Wyndham Hotels & Resorts	14,751	1,114,585
		2,959,512
REIT Industrial — 15.61%
First Industrial Realty Trust	65,081	3,727,189
Goodman Group	64,074	1,318,526
LXP Industrial Trust	21,168	1,049,509
Prologis	32,209	4,111,801
Rexford Industrial Realty	68,806	2,664,168
		12,871,193
REIT Multifamily — 7.15%
AvalonBay Communities	19,343	3,507,079
Essex Property Trust	9,119	2,386,260
		5,893,339
REIT Office — 2.58%
Kilroy Realty	56,907	2,126,615
		2,126,615
REIT Retail — 18.42%
Acadia Realty Trust	62,971	1,293,424
Agree Realty	40,385	2,908,932
First Capital Real Estate Investment Trust	30,660	422,188
InvenTrust Properties	19,390	546,992
Macerich	61,714	1,139,241
NETSTREIT	114,313	2,016,481
Realty Income	21,717	1,224,187
Simon Property Group	21,407	3,962,650
Tanger	50,157	1,673,739
		15,187,834
	Number of shares	Value (US $)
Common Stocks♣ (continued)
REIT Self-Storage — 5.61%
Extra Space Storage	10,247	$ 1,334,364
Public Storage	12,671	3,288,125
		4,622,489
REIT Single Family — 3.44%
Invitation Homes	102,034	2,835,525
		2,835,525
REIT Specialty — 3.99%
VICI Properties	116,939	3,288,325
		3,288,325
REIT Telecom Tower — 1.79%
American Tower	8,419	1,478,124
		1,478,124
Total Common Stocks (cost $52,883,884)		81,846,876

Short-Term Investments — 0.27%
Money Market Mutual Funds — 0.27%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	56,176	56,176
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	56,176	56,176
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	56,175	56,175
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	56,175	56,175
Total Short-Term Investments (cost $224,702)		224,702

Total Value of Securities—99.54% (cost $53,108,586)		82,071,578
Receivables and Other Assets Net of Liabilities—0.46%		376,081
Net Assets Applicable to 6,384,165 Shares Outstanding—100.00%		$82,447,659
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
NQ- IV063 [1225] 0226 (5191634)    1